UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota           February 10, 2009
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $1,114,723
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.       Form 13F File Number      Name

1.        028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.        028-10926                 Waterstone Capital Offshore Advisors, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                             COLUMN  2    COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COL 7        COLUMN 8

                                                              VALUE        SHRS OR  SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP      (x1000)      PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE  SHARED  NONE
--------------                   --------------    -----      -------      -------  --- ----  ----------  -----  ----  ------  ----
3M CO                            COM              88579Y101    1,227         21,331 SH        DEFINED     1,2   SOLE
A D C TELECOMMUNICATIONS         FRNT 6/1         000886AB7    2,743      6,236,000 PRN       DEFINED     1,2   SOLE
A D C TELECOMMUNICATIONS         NOTE 3.500% 7/1  000886AE1   13,922     31,700,000 PRN       DEFINED     1,2   SOLE
A D C TELECOMMUNICATIONS         NOTE 3.500% 7/1  000886AF8   11,873     29,600,000 PRN       DEFINED     1,2   SOLE
ADVANCED MICRO DEVICES INC       NOTE 6.000% 5/0  007903AL1   16,682     58,150,000 PRN       DEFINED     1,2   SOLE
ADVANCED MICRO DEVICES INC       NOTE 5.750% 8/1  007903AN7   24,532     71,000,000 PRN       DEFINED     1,2   SOLE
AMERIGROUP CORP                  NOTE 2.000% 5/1  03073TAB8   20,266     23,195,000 PRN       DEFINED     1,2   SOLE
ASPEN INSURANCE HOLDINGS LTD     SHS              G05384105    2,166         89,300 SH        DEFINED     1,2   SOLE
BARRETT BILL CORP                NOTE 5.000% 3/1  06846NAA2   12,120     17,000,000 PRN       DEFINED     1,2   SOLE
BOSTON PRIVATE FINL HLDGS IN     NOTE 3.000% 7/1  101119AB1   10,556     11,350,000 PRN       DEFINED     1,2   SOLE
BOSTON PRIVATE FINL HLDGS IN     NOTE 3.000% 7/1  101119AC9    8,370      9,000,000 PRN       DEFINED     1,2   SOLE
BRE PROPERTIES INC               NOTE 4.125% 8/1  05564EBH8    1,971      2,660,000 PRN       DEFINED     1,2   SOLE
CALAMOS ASSET MGMT INC           CL A             12811R104    1,258        170,040 SH        DEFINED     1,2   SOLE
CHARMING SHOPPES INC             NOTE 1.125% 5/0  161133AE3    1,909      6,000,000 PRN       DEFINED     1,2   SOLE
CHESAPEAKE ENERGY CORP           NOTE 2.500% 5/1  165167BZ9   18,857     32,100,000 PRN       DEFINED     1,2   SOLE
CHESAPEAKE ENERGY CORP           NOTE 2.500% 5/1  165167CA3   68,671    116,900,000 PRN       DEFINED     1,2   SOLE
CHESAPEAKE ENERGY CORP           NOTE 2.250%12/1  165167CB1   13,920     30,500,000 PRN       DEFINED     1,2   SOLE
DEVELOPERS DIVERSIFIED RLTY      NOTE 3.500% 8/1  251591AQ6    2,178      5,000,000 PRN       DEFINED     1,2   SOLE
ENDO PHARMACEUTICALS HLDGS I     NOTE 1.750% 4/1  29264FAA4   16,455     17,000,000 PRN       DEFINED     1,2   SOLE
EVERGREEN SOLAR INC              NOTE 4.000% 7/1  30033RAC2    5,414     17,500,000 PRN       DEFINED     1,2   SOLE
GEORESOURCES INC                 COM              372476101    3,862        444,445 SH        DEFINED     1,2   SOLE
GILEAD SCIENCES INC              COM              375558103   52,397      1,024,580 SH        DEFINED     1,2   SOLE
HANOVER COMPRESSOR CO            NOTE 4.750% 1/1  410768AE5   19,681     30,847,000 PRN       DEFINED     1,2   SOLE
HEADWATERS INC                   NOTE 2.875% 6/0  42210PAB8    1,537      3,448,000 PRN       DEFINED     1,2   SOLE
HEADWATERS INC                   NOTE 2.500% 2/0  42210PAD4    6,204     16,450,000 PRN       DEFINED     1,2   SOLE
HERCULES OFFSHORE INC            NOTE 3.375% 6/0  427093AA7    6,382     13,600,000 PRN       DEFINED     1,2   SOLE
HOLOGIC INC                      FRNT 2.000%12/1  436440AA9   67,600    109,000,000 PRN       DEFINED     1,2   SOLE
LINEAR TECHNOLOGY CORP           NOTE 3.000% 5/0  535678AC0   21,840     29,000,000 PRN       DEFINED     1,2   SOLE
LINEAR TECHNOLOGY CORP           NOTE 3.125% 5/0  535678AD8   10,618     11,708,000 PRN       DEFINED     1,2   SOLE
LUCENT TECHNOLOGIES INC          DBCV 2.750% 6/1  549463AG2   52,489     63,452,000 PRN       DEFINED     1,2   SOLE
MCMORAN EXPLORATION CO           COM              582411104    2,744        280,000 SH        DEFINED     1,2   SOLE
MICROCHIP TECHNOLOGY INC         SDCV 2.125%12/1  595017AB0   21,893     34,500,000 PRN       DEFINED     1,2   SOLE
MOLINA HEALTHCARE INC            NOTE 3.750%10/0  60855RAA8    1,156      2,000,000 PRN       DEFINED     1,2   SOLE
MYLAN INC                        COM              628530107   16,946      1,713,398 SH        DEFINED     1,2   SOLE
NATIONAL CITY CORP               NOTE 4.000% 2/0  635405AW3  115,214    127,180,000 PRN       DEFINED     1,2   SOLE
NEKTAR THERAPEUTICS              NOTE 3.250% 9/2  640268AH1      961      1,598,000 PRN       DEFINED     1,2   SOLE
NEW YORK CMNTY CAP TR V          UNIT 99/99/9999  64944P307   57,857      1,891,200 SH        DEFINED     1,2   SOLE
NII HLDGS INC                    NOTE 3.125% 6/1  62913FAJ1   18,185     29,650,000 PRN       DEFINED     1,2   SOLE
NOVELL INC                       DBCV 0.500% 7/1  670006AC9   70,757     74,263,000 PRN       DEFINED     1,2   SOLE
PARKER DRILLING CO               NOTE 2.125% 7/1  701081AR2   15,125     22,974,000 PRN       DEFINED     1,2   SOLE
PENN VA CORP                     NOTE 4.500%11/1  707882AA4   20,490     28,459,000 PRN       DEFINED     1,2   SOLE
PHARMACEUTICAL RES INC           NOTE 2.875% 9/3  717125AC2   20,413     26,067,000 PRN       DEFINED     1,2   SOLE
PNC FINL SVCS GROUP INC          COM              693475105    8,742        178,400 SH        DEFINED     1,2   SOLE
PRIVATEBANCORP INC               NOTE 3.625% 3/1  742962AD5   15,979     16,574,000 PRN       DEFINED     1,2   SOLE
PROLOGIS                         NOTE 2.625% 5/1  743410AS1   10,436     25,000,000 PRN       DEFINED     1,2   SOLE
PRUDENTIAL FINL INC              FRNT 12/1        744320AJ1   27,289     28,500,000 PRN       DEFINED     1,2   SOLE
SANDISK CORP                     COM              80004C101    3,969        413,488 SH        DEFINED     1,2   SOLE
SBA COMMUNICATIONS CORP          NOTE 0.375%12/0  78388JAJ5    9,443     12,500,000 PRN       DEFINED     1,2   SOLE
SYMANTEC CORP                    NOTE 1.000% 6/1  871503AF5  102,522    111,050,000 PRN       DEFINED     1,2   SOLE
TECH DATA CORP                   COM              878237106    3,190        178,793 SH        DEFINED     1,2   SOLE
TEVA PHARMACEUTICAL INDS LTD     ADR              881624209      694          2,500     CALL  DEFINED     1,2   SOLE
THERMO FISHER SCIENTIFIC INC     COM              883556102    3,969        116,500 SH        DEFINED     1,2   SOLE
TRINITY INDS INC                 NOTE 3.875% 6/0  896522AF6   16,823     36,200,000 PRN       DEFINED     1,2   SOLE
ULTRA PETROLEUM CORP             COM              903914109    1,481         42,911 SH        DEFINED     1,2   SOLE
VERISIGN INC                     SDCV 3.250% 8/1  92343EAD4    7,964     12,500,000 PRN       DEFINED     1,2   SOLE
VORNADO RLTY TR                  DBCV 2.850% 4/0  929042AC3   33,486     45,000,000 SH        DEFINED     1,2   SOLE
WACHOVIA CORP NEW CONV7.5%PFD    CL A             929903219      298            400 SH        DEFINED     1,2   SOLE
XILINX INC                       COM              983919101    8,997        504,900 SH        DEFINED     1,2   SOLE




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